Marketable Securities and Other Investments (Aggregate Carrying Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Value of Available-for-sale and Held-to-maturity Securities) (Details) (JPY ¥)
In Millions
	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009	Mar. 31, 2008
Total cost	¥ 436,816		¥ 222,391
Total gross unrealized gains	43,439		51,920
Total gross unrealized losses	4,327		7,216
Marketable securities, total	475,928		267,095
Cash and cash equivalents	1,435,158		911,062		1,052,777	1,169,566
Short-term investments	167,175		382,227
Commercial Paper [Member]
Cash and cash equivalents	199,977		20,000
Short-term investments	59,995		19,990
Commercial Paper [Member] | Held-to-Maturity Securities [Member]
Held-to-maturity debt securities, cost	259,972	[1]	39,990	[2]
Held-to-maturity securities, fair value	259,972	[1]	39,990	[2]
Other Debt Securities [Member] | Held-to-Maturity Securities [Member]
Held-to-maturity debt securities, cost	7,804		11,610
Held-to-maturity securities, unrecognized holding gains	25		195
Held-to-maturity securities, unrecognized holding losses	2		2
Held-to-maturity securities, fair value	7,827		11,803
Available-for-Sale Securities [Member] | Equity Securities [Member]
Available-for-sale securities, amortized cost	136,722		152,503
Gross unrealized gains	43,094		51,507
Available-for-sale securities, gross unrealized losses	3,303		6,741
Available-for-sale securities, debt maturities, fair value	176,513		197,269
Available-for-Sale Securities [Member] | Debt Securities [Member]
Available-for-sale securities, amortized cost	32,318		18,288
Gross unrealized gains	320		218
Available-for-sale securities, gross unrealized losses	1,022		473
Available-for-sale securities, debt maturities, fair value	¥ 31,616		¥ 18,033

[1]	Commercial paper are "Cash and cash equivalents" totaling ¥199,977 million and "Short-term investments" totaling ¥59,995 million.
[2]	Commercial paper are "Cash and cash equivalents" totaling ¥20,000 million and "Short-term investments" totaling ¥19,990 million.